Cover	Mar. 20, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2025
Entity File Number	001-42152
Entity Registrant Name	Eureka Acquisition Corp
Entity Central Index Key	0002000410
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 1608, 16th Floor
Entity Address, Address Line Two	Fortress Tower, 250 King’s Road
Entity Address, City or Town	North Point
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	949
Local Phone Number	899 1827
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one Class A ordinary share, $0.0001 par value, and one Right to acquire one-fifth of one Class A ordinary share
Title of 12(b) Security	Units, consisting of one Class A ordinary share, $0.0001 par value, and one Right to acquire one-fifth of one Class A ordinary share
Trading Symbol	EURKU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	EURK
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-fifth of one Class A ordinary share
Title of 12(b) Security	Rights, each whole right to acquire one-fifth of one Class A ordinary share
Trading Symbol	EURKR
Security Exchange Name	NASDAQ